Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	$ 356,687	$ 340,456
Total risk-based capital	383,678	367,382
Risk Based Ratios [Abstract]
Tier 1 risk-based capital, ratio (in hundredths)	16.68%	15.97%
Total risk-based capital, ratio (in hundredths)	17.94%	17.23%
Leverage Capital [Abstract]
Leverage Capital	356,687	340,456
Tier One Risk Based Capital	356,687	340,456
Total risk-based capital	383,678	367,382
Leverage Ratios [Abstract]
Leverage Capital, ratio (in hundredths)	8.21%	8.14%
Tier 1 risk-based capital, ratio (in hundredths)	16.68%	15.97%
Total risk-based capital, ratio (in hundredths)	17.94%	17.23%
Leverage ratio for the most highly rated institutions (in hundredths)	3.00%
Trustco Bank [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 (core) capital	349,580	335,759
Tier One Risk Based Capital	349,580	335,759
Total risk-based capital	376,565	362,648
Risk Based Ratios [Abstract]
Tier 1 (core) capital, ratio (in hundredths)	8.05%	7.90%
Tier 1 (core) capital, Well Capitalized (in hundredths)	5.00%	5.00%
Tier 1 (core) capital, Adequately Capitalized (in hundredths)	4.00%	4.00%
Tier 1 risk-based capital, ratio (in hundredths)	16.35%	15.75%
Tier 1 risk-based capital, Well Capitalized (in hundredths)	6.00%	6.00%
Tier 1 risk-based capital, Adequately Capitalized (in hundredths)	4.00%	4.00%
Total risk-based capital, ratio (in hundredths)	17.62%	17.01%
Total risk-based capital, Well Capitalized (in hundredths)	10.00%	10.00%
Total risk-based capital, Adequately Capitalized (in hundredths)	8.00%	8.00%
Leverage Capital [Abstract]
Tier One Risk Based Capital	349,580	335,759
Total risk-based capital	$ 376,565	$ 362,648
Leverage Ratios [Abstract]
Tier 1 risk-based capital, ratio (in hundredths)	16.35%	15.75%
Total risk-based capital, ratio (in hundredths)	17.62%	17.01%